Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000004429 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004429 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004429 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004429 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004429 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | U.S. Physical Therapy, Inc.FR_90337L108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | AGCO Corp.FR_001084102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004429 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004429 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004429 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004429 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004429 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004429 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004429 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004429 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004429 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004429 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004430 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004430 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004430 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004430 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004430 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | U.S. Physical Therapy, Inc.FR_90337L108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | AGCO Corp.FR_001084102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004430 | IndustryRegional Banks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004430 | IndustryIndustrial Machinery & Supplies & Components
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004430 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004430 | IndustryHealthcare Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004430 | IndustrySpecialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004430 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004430 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004430 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004430 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004430 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004434 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004434 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004434 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004434 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004434 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004434 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004434 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004434 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004434 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004434 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004434 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004434 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004434 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004434 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004434 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004434 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004434 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004434 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004434 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004434 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004433 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004433 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004433 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004433 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004433 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004433 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004433 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004433 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004433 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004433 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004433 | IndustryApplication Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004433 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004433 | IndustrySystems Software
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004433 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004433 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004433 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004433 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004433 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004433 | IndustryDiversified Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004433 | IndustryTransaction & Payment Processing Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%